Columbia Total Return Bond Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 19.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	3,247,272	3,265,418
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	3,205,435	3,217,649
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	7,000,000	7,030,548
Series 2023-A Class A
01/18/2028	6.610%	7,950,000	7,984,694
Series 2023-B Class 1A
09/15/2028	6.820%	14,800,000	15,035,882
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,686,270
Subordinated Series 2023-B Class C
09/15/2028	7.810%	7,000,000	7,158,170
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	8.501%	5,000,000	5,003,530
Atrium XIII(a),(b)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	7.045%	2,250,000	2,251,019
Bain Capital Credit CLO(a),(b),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	6.000%	11,000,000	11,000,000
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	6.416%	18,500,000	18,505,680
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.795%	8,250,000	8,262,276
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.684%	13,150,000	13,160,336
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.944%	3,810,000	3,816,911
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A2
11/10/2026	6.090%	2,414,006	2,416,475
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.117%	9,300,000	9,306,956
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	12,563,261	12,574,388
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.934%	7,000,000	7,005,061
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.533%	6,654,448	6,662,507
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	3,375,217	3,376,906
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	5,674,783	5,639,294
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,218,957
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	8,400,000	8,402,039
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	3,000,000	3,003,275
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,707,107
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	7,950,000	7,995,765
GreenSky Home Improvement Trust(a),(c)
Series 2024-1 Class A2
07/16/2034	5.000%	9,800,000	9,801,949

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	758,006	754,893
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.894%	14,000,000	14,006,916
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	245,905	245,725
Series 2023-2A Class A
06/15/2033	6.040%	1,929,044	1,929,761
Series 2023-3A Class A
09/15/2033	6.490%	3,115,368	3,118,188
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	4,510,000	4,510,230
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	5,500,000	5,584,192
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	3,012,522	3,016,534
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	9,878,104	9,912,569
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.944%	9,350,000	9,318,593
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.508%	14,805,627	14,824,460
OHA Credit Partners XVI(a),(b)
Series 2021-16A Class A
3-month Term SOFR + 1.412% Floor 1.150% 10/18/2034	6.691%	13,280,000	13,299,322
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	13,247,025	12,602,808
Subordinated Series 2021-B Class B
05/08/2031	1.960%	2,719,588	2,597,434
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	8,400,000	8,471,295
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	9,075,000	9,151,308
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	1,189,719	1,187,302
Series 2021-HG1 Class A
01/16/2029	1.220%	716,763	713,193
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	2,602,390	2,590,954
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	177,741	176,893
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	6,000,000	6,044,576
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	6,500,000	6,552,003
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	709,042	707,812
Series 2023-1 Class A
07/15/2030	7.556%	3,137,019	3,145,791
Series 2023-3 Class A
12/16/2030	7.600%	7,363,612	7,405,153
Series 2023-6 Class A
06/16/2031	7.128%	5,726,072	5,737,676
Series 2024-2 Class A
08/15/2031	6.319%	2,889,646	2,902,742
Series 2024-3 Class A
10/15/2031	6.258%	5,790,607	5,820,856
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,598,598	10,479,200
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	6,999,321	7,051,144
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	6,899,041	7,030,574
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	10,997,180	11,050,394
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	10,100,000	10,192,027
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,280,000	5,328,800
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.369%	5,510,857	5,531,669
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	7.141%	1,148,132	1,153,750
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.313%	15,000,000	14,980,905
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.701%	9,900,000	9,907,277
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	5,835,935	5,856,698
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	9,940,706	10,072,370
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,542,836	2,461,596
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	7,325,517	7,390,328
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	4,668,228	4,681,273
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	8,815,633	8,821,464
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,924,852
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.933%	5,828,571	5,829,416
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	3,984,697	4,018,388
Series 2023-1A Class A
04/15/2029	7.580%	5,268,420	5,313,150
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	6.564%	6,811,447	6,811,460
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	478,154	469,778
Series 2021-ST10 Class A
01/20/2030	2.250%	922,856	911,580
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST4 Class A
07/20/2027	2.000%	1,442,523	1,409,945
Series 2021-ST5 Class A
07/20/2027	2.000%	924,368	906,868
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	1,060,488	1,061,436
Series 2023-2 Class A
06/20/2033	6.770%	3,963,223	3,982,305
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	4,126,856	4,080,475
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month Term SOFR + 3.412% Floor 3.150% 07/15/2034	8.713%	8,350,000	8,363,519
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	4,800,000	4,826,396
Total Asset-Backed Securities — Non-Agency (Cost $543,092,766)			544,717,278

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,836,772
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.693%	4,790,000	4,737,265
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.244%	3,100,000	3,054,537
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.168%	1,850,000	1,604,868
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,684,012
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,756,679
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	2,982,899

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	556,939
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	5,610,893
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.593%	5,000,000	4,712,154
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.626%	4,800,000	4,708,569
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.376%	4,555,000	4,244,220
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $57,571,655)			44,489,807

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(e)	4,518	406,078
Total Financials		406,078
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(e)	1,493	67,812
Total Industrials		67,812
Total Common Stocks (Cost $1,511,077)		473,890

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	347,437
Total Convertible Bonds (Cost $556,301)			347,437

Corporate Bonds & Notes 23.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,420,270
Boeing Co. (The)
08/01/2059	3.950%	8,278,000	5,502,520
Bombardier, Inc.(a)
07/01/2031	7.250%	123,000	126,692
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,209,156
Northrop Grumman Corp.
06/01/2034	4.900%	6,214,000	6,193,578
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,075,572
03/15/2032	2.375%	7,665,000	6,443,678
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	214,301
11/15/2030	9.750%	446,000	497,316
TransDigm, Inc.(a)
08/15/2028	6.750%	500,000	509,835
03/01/2029	6.375%	954,000	972,221
03/01/2032	6.625%	701,000	717,077
Total			34,882,216
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	230,000	236,608
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	832,792	826,988
04/20/2029	5.750%	546,571	534,125
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	662,932	631,164
United Airlines, Inc.(a)
04/15/2029	4.625%	240,000	226,906
Total			2,455,791
Automotive 0.1%
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	515,000	514,890
05/15/2027	8.500%	506,000	510,518
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	340,000	353,018
04/23/2032	6.875%	345,000	356,573
Total			1,734,999
Banking 5.4%
Bank of America Corp.(f)
10/20/2032	2.572%	27,137,000	23,077,627
02/04/2033	2.972%	18,480,000	16,008,361
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	503,000	411,080
Citigroup, Inc.(f)
01/25/2033	3.057%	11,756,000	10,207,971
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%	17,162,000	14,434,894
10/21/2032	2.650%	5,411,000	4,603,702
HSBC Holdings PLC(f)
05/24/2032	2.804%	8,837,000	7,567,741
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	1,153,000	1,161,430
11/08/2032	2.545%	18,610,000	15,868,387
04/22/2035	5.766%	1,265,000	1,324,845
Morgan Stanley(f)
10/20/2032	2.511%	9,592,000	8,095,975
04/19/2035	5.831%	10,188,000	10,649,300
07/19/2035	5.320%	2,955,000	2,978,305
Subordinated
09/16/2036	2.484%	3,715,000	3,013,488
PNC Financial Services Group, Inc. (The)(f)
10/20/2034	6.875%	1,450,000	1,614,291
US Bancorp(f)
06/12/2034	5.836%	2,529,000	2,626,326
Washington Mutual Bank(g),(h),(i)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Wells Fargo & Co.(f)
10/30/2030	2.879%	729,000	659,791
07/25/2034	5.557%	26,436,000	27,044,853
Total			151,389,435
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	523,000	501,613
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	393,000	401,519
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	464,000	495,305
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	444,000	420,213
Hightower Holding LLC(a)
04/15/2029	6.750%	379,000	353,637
Hightower Holding LLC(a),(c)
01/31/2030	9.125%	414,000	420,061
Total			2,592,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	436,000	412,018
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	449,456
08/01/2030	6.500%	312,000	319,288
Masterbrand, Inc.(a)
07/15/2032	7.000%	84,000	86,292
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	62,000	60,646
01/15/2031	7.250%	378,000	394,231
White Cap Buyer LLC(a)
10/15/2028	6.875%	675,000	668,111
Total			2,390,042
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	788,000	750,493
06/01/2029	5.375%	233,000	217,948
03/01/2030	4.750%	1,000,000	894,973
02/01/2031	4.250%	194,000	165,142
02/01/2032	4.750%	619,000	530,298
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,171,000	1,819,487
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	210,000	165,874
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,635,803
12/01/2061	4.400%	8,176,000	5,453,103
06/30/2062	3.950%	5,093,000	3,107,835
Comcast Corp.
03/01/2026	3.150%	2,920,000	2,849,863
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	507,555
01/15/2030	5.750%	402,000	161,914
12/01/2030	4.125%	733,000	507,534
02/15/2031	3.375%	486,000	322,978
DISH Network Corp.(a)
11/15/2027	11.750%	1,039,000	1,038,932
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	256,889
08/01/2027	5.000%	433,000	419,028
07/15/2028	4.000%	452,000	414,837
07/01/2030	4.125%	244,000	212,330
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	456,889
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	294,022

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	827,000	723,107
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	328,367
Ziggo BV(a)
01/15/2030	4.875%	575,000	524,314
Total			23,759,515
Chemicals 0.3%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	201,036
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	320,000	313,510
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,296,613
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	573,217
HB Fuller Co.
10/15/2028	4.250%	547,000	510,641
Herens Holdco Sarl(a)
05/15/2028	4.750%	596,000	517,299
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	296,000	297,957
INEOS Finance PLC(a)
04/15/2029	7.500%	398,000	405,691
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	388,000	415,895
Ingevity Corp.(a)
11/01/2028	3.875%	652,000	597,255
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	264,101
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%	188,000	156,216
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	414,172
11/15/2028	9.750%	669,000	711,525
10/01/2029	6.250%	675,000	619,399
06/15/2031	7.250%	310,000	310,378
SPCM SA(a)
03/15/2027	3.125%	150,000	139,020
WR Grace Holdings LLC(a)
06/15/2027	4.875%	541,000	523,756
08/15/2029	5.625%	892,000	816,576
Total			9,084,257
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,187,000	1,084,795
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	86,259
06/15/2029	6.625%	306,000	312,434
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	529,918
03/15/2031	7.750%	201,000	211,595
Total			2,225,001
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	580,000	517,143
12/01/2028	6.125%	522,000	433,246
Match Group, Inc.(a)
06/01/2028	4.625%	550,000	524,501
Uber Technologies, Inc.(a)
08/15/2029	4.500%	1,067,000	1,029,743
Total			2,504,633
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	100,130
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	810,000	804,357
Newell Brands, Inc.
06/01/2025	4.875%	371,000	368,961
09/15/2027	6.375%	215,000	215,303
Total			1,488,751
Diversified Manufacturing 0.4%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,440,147
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	353,909
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	765,000	779,057
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	275,426
Esab Corp.(a)
04/15/2029	6.250%	222,000	225,085
Gates Corp. (The)(a)
07/01/2029	6.875%	122,000	124,319
Madison IAQ LLC(a)
06/30/2028	4.125%	233,000	217,631
06/30/2029	5.875%	536,000	501,881
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	419,962
07/15/2032	6.500%	316,000	316,202
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	329,000	322,332
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	709,000	726,985
03/15/2029	6.375%	407,000	412,753
03/15/2032	6.625%	523,000	533,533
Total			12,649,222
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,659,227
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	315,000	302,545
02/15/2031	3.750%	816,000	723,319
01/15/2032	3.750%	357,000	311,412
DTE Energy Co.(c)
07/01/2027	4.950%	4,300,000	4,319,493
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,417,841
Edison International
11/15/2028	5.250%	5,156,000	5,196,468
Emera US Finance LP
06/15/2046	4.750%	2,021,000	1,702,429
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,063,781
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	207,742
01/15/2029	7.250%	488,000	506,989
NRG Energy, Inc.
01/15/2028	5.750%	303,000	301,715
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	163,816
06/15/2029	5.250%	274,000	266,466
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,055,000	7,712,034
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	124,432
PG&E Corp.
07/01/2028	5.000%	80,000	78,038
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	331,000	319,175
01/15/2030	4.750%	780,000	724,759
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	67,451
07/31/2027	5.000%	712,000	697,496
05/01/2029	4.375%	549,000	518,234
10/15/2031	7.750%	490,000	517,767
04/15/2032	6.875%	271,000	279,143
Total			35,181,772
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	744,000	764,554
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,245,596
Total			2,010,150
Finance Companies 0.2%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	646,000	668,326
04/15/2029	6.875%	542,000	555,607
Navient Corp.
03/15/2031	11.500%	471,000	521,281
OneMain Finance Corp.
01/15/2027	3.500%	467,000	441,562
01/15/2029	9.000%	156,000	165,407
05/15/2031	7.500%	541,000	556,268
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	524,000	508,665
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	974,000	838,972
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	38,420
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	190,000	187,462
04/15/2029	5.500%	36,000	34,747
Total			4,516,717
Food and Beverage 0.9%
Bacardi Ltd.(a)
05/15/2048	5.300%	9,130,000	8,407,984
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,412,330
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	1,985,458
05/01/2033	4.900%	3,630,000	3,581,038
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	511,000	505,612
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,178,043
Post Holdings, Inc.(a)
01/15/2028	5.625%	310,000	306,889
04/15/2030	4.625%	624,000	581,448
09/15/2031	4.500%	458,000	416,215
02/15/2032	6.250%	203,000	205,879
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	223,000	208,153

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	927,000	837,110
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	608,000	592,725
US Foods, Inc.(a)
09/15/2028	6.875%	290,000	297,936
02/15/2029	4.750%	215,000	205,859
06/01/2030	4.625%	223,000	209,229
01/15/2032	7.250%	194,000	202,673
Total			24,134,581
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	322,779
Boyd Gaming Corp.(a)
06/15/2031	4.750%	221,000	203,482
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	562,000	522,154
02/15/2030	7.000%	298,000	307,343
02/15/2032	6.500%	514,000	520,757
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	307,001
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	769,000	785,262
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	385,106
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	474,000	419,295
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	525,000	514,467
Scientific Games International, Inc.(a)
11/15/2029	7.250%	302,000	310,480
Total			4,598,126
Health Care 1.8%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	540,000	517,128
Avantor Funding, Inc.(a)
07/15/2028	4.625%	326,000	314,104
11/01/2029	3.875%	678,000	624,552
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	408,775
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	106,000	102,260
04/01/2030	3.500%	498,000	479,909
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	199,133
03/15/2031	4.000%	185,000	168,149
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	412,000	394,646
04/15/2029	6.875%	333,000	273,198
05/15/2030	5.250%	841,000	734,317
02/15/2031	4.750%	531,000	436,899
01/15/2032	10.875%	312,000	335,217
Cigna Group (The)
02/15/2054	5.600%	2,350,000	2,315,417
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	211,000	217,335
CVS Health Corp.
07/20/2045	5.125%	3,775,000	3,400,463
Encompass Health Corp.
02/01/2028	4.500%	422,000	408,109
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,815,281
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,480,311
09/01/2030	3.500%	20,878,000	19,251,131
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	643,630
05/15/2030	6.500%	294,000	302,507
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	412,564
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	335,000	312,647
10/01/2029	5.250%	1,078,000	1,042,322
Select Medical Corp.(a)
08/15/2026	6.250%	841,000	847,327
Star Parent, Inc.(a)
10/01/2030	9.000%	813,000	868,383
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	5,000	5,172
Tenet Healthcare Corp.
02/01/2027	6.250%	304,000	304,494
11/01/2027	5.125%	521,000	512,133
06/15/2028	4.625%	591,000	569,166
10/01/2028	6.125%	410,000	411,016
01/15/2030	4.375%	349,000	327,704
05/15/2031	6.750%	126,000	129,466
Total			49,564,865
Healthcare Insurance 1.9%
Aetna, Inc.
11/15/2042	4.125%	972,000	781,855
08/15/2047	3.875%	529,000	395,627
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
02/15/2030	3.375%	615,000	556,807
10/15/2030	3.000%	21,946,000	19,247,355
03/01/2031	2.500%	7,316,000	6,135,115
08/01/2031	2.625%	4,372,000	3,651,856
UnitedHealth Group, Inc.
04/15/2031	4.900%	5,811,000	5,873,483
04/15/2034	5.000%	15,044,000	15,118,629
07/15/2064	5.750%	2,808,000	2,884,354
Total			54,645,081
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	324,000	310,505
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	393,000	414,871
03/15/2032	7.375%	403,000	411,559
Civitas Resources, Inc.(a)
07/01/2028	8.375%	190,000	199,837
11/01/2030	8.625%	187,000	201,933
07/01/2031	8.750%	230,000	247,647
CNX Resources Corp.(a)
01/15/2029	6.000%	305,000	302,125
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,024,000	1,018,360
Comstock Resources, Inc.(a)
03/01/2029	6.750%	105,000	101,560
01/15/2030	5.875%	387,000	360,477
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	973,000	972,696
05/01/2029	5.000%	415,000	416,805
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,998
02/01/2029	5.750%	221,000	217,760
04/15/2030	6.000%	212,000	207,609
02/01/2031	6.000%	282,000	274,063
04/15/2032	6.250%	334,000	324,800
11/01/2033	8.375%	306,000	330,772
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	326,193
04/15/2032	6.500%	477,000	479,061
Occidental Petroleum Corp.
08/01/2027	5.000%	1,647,000	1,654,414
10/01/2054	6.050%	1,997,000	2,009,532
Permian Resources Operating LLC(a)
01/15/2032	7.000%	944,000	976,877
Permian Resources Operating LLC(a),(c)
02/01/2033	6.250%	173,000	174,205
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	170,000	171,013
08/01/2032	7.000%	171,000	172,836
Total			11,989,003
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,503,516
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	132,811
Carnival Corp.(a)
03/01/2026	7.625%	402,000	405,732
08/01/2028	4.000%	437,000	413,474
08/15/2029	7.000%	183,000	190,885
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	283,000	305,971
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	207,000	206,292
10/01/2028	6.500%	204,000	205,303
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	253,500
08/01/2032	7.000%	98,000	99,761
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	341,911
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	519,000	516,673
07/15/2027	5.375%	210,000	208,927
01/15/2030	7.250%	485,000	508,539
03/15/2032	6.250%	183,000	186,464
Royal Caribbean Cruises Ltd.(a),(c)
02/01/2033	6.000%	130,000	130,858
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	471,000	484,657
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	521,427
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	17,000	17,012
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	303,970
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	552,474
07/15/2031	9.125%	277,000	302,066
Total			6,288,707
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,074,686

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	60,816
05/01/2028	5.750%	67,000	66,931
02/15/2032	3.625%	253,000	221,820
04/01/2032	6.125%	521,000	526,585
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	447,000	451,514
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	174,815
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	294,454
Total			1,796,935
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	350,000	309,313
09/15/2028	9.000%	406,000	431,430
06/01/2029	7.500%	458,000	393,376
04/01/2030	7.875%	481,000	489,746
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	632,000	612,564
iHeartCommunications, Inc.
05/01/2026	6.375%	537,634	456,110
05/01/2027	8.375%	400,486	163,087
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	845,000	825,882
01/15/2029	4.250%	139,000	128,954
03/15/2030	4.625%	764,000	701,685
02/15/2031	7.375%	123,000	128,903
Roblox Corp.(a)
05/01/2030	3.875%	328,000	294,007
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	447,413
Warnermedia Holdings, Inc.
03/15/2052	5.141%	847,000	629,915
03/15/2062	5.391%	12,578,000	9,371,799
Total			15,384,184
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	213,552
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	102,518
10/01/2031	5.125%	633,000	598,081
Constellium NV(a)
02/15/2026	5.875%	614,000	613,259
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	747,000	737,648
04/15/2029	3.750%	460,000	419,937
Constellium SE(a),(c)
08/15/2032	6.375%	263,000	262,744
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	718,359
04/01/2029	6.125%	441,000	441,125
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	507,000	449,501
Novelis Corp.(a)
11/15/2026	3.250%	256,000	243,697
01/30/2030	4.750%	554,000	522,294
08/15/2031	3.875%	244,000	214,948
Total			5,537,663
Midstream 1.0%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	359,239
CNX Midstream Partners LP(a)
04/15/2030	4.750%	623,000	570,818
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	945,000	981,609
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	833,467
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,135,953
EQM Midstream Partners LP(a)
01/15/2029	4.500%	220,000	210,547
04/01/2029	6.375%	231,000	235,885
01/15/2031	4.750%	1,099,000	1,037,966
EQM Midstream Partners LP
07/15/2048	6.500%	500,000	507,783
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,084,166
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	3,960,000	3,717,545
NuStar Logistics LP
10/01/2025	5.750%	513,000	513,514
06/01/2026	6.000%	414,000	415,003
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	5,285,000	4,491,971
Sunoco LP(a)
05/01/2029	7.000%	301,000	310,214
05/01/2032	7.250%	299,000	310,893
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	715,000	707,015
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	898,000	830,974
08/15/2031	4.125%	910,000	828,156
11/01/2033	3.875%	1,567,000	1,359,690
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	249,000	259,123
01/15/2030	7.000%	195,000	197,236
06/01/2031	8.375%	701,000	736,402
02/01/2032	9.875%	292,000	324,059
Total			26,959,228
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,510,884
05/15/2047	4.375%	2,457,000	2,045,702
Total			5,556,586
Oil Field Services 0.1%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	397,000	404,197
Nabors Industries, Inc.(a)
05/15/2027	7.375%	210,000	213,803
01/31/2030	9.125%	262,000	280,363
08/15/2031	8.875%	391,000	398,325
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	531,000	542,933
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	507,000	527,280
Transocean, Inc.(a)
05/15/2029	8.250%	150,000	153,167
05/15/2031	8.500%	205,000	209,888
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	535,000	544,572
Total			3,274,528
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	204,696
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	176,178
Total			380,874
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	232,000	237,331
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	331,000	329,401
06/15/2029	4.750%	1,119,000	1,062,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	256,000	253,688
05/15/2029	4.875%	233,000	220,127
02/01/2030	7.000%	178,000	181,153
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	326,634
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	208,990
09/15/2029	4.000%	241,000	215,340
Service Properties Trust(a)
11/15/2031	8.625%	309,000	328,769
Total			3,364,393
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,227,000	1,042,540
Canpack SA/US LLC(a)
11/15/2029	3.875%	578,000	519,436
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	210,000	206,058
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	414,000	405,502
08/15/2027	8.500%	202,000	197,979
Total			2,371,515
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	123,000	117,123
AbbVie, Inc.
03/15/2029	4.800%	19,470,000	19,711,808
Amgen, Inc.
03/02/2063	5.750%	3,618,000	3,636,332
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	17,842,700
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,286,000	1,173,489
Organon Finance 1 LLC(a)
04/30/2028	4.125%	332,000	311,906
04/30/2031	5.125%	572,000	525,501
Total			43,318,859
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	449,211
10/15/2027	6.750%	520,000	516,294
04/15/2028	6.750%	512,000	514,644
11/01/2029	5.875%	220,000	210,661
01/15/2031	7.000%	162,000	164,902

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	390,699
AssuredPartners, Inc.(a)
01/15/2029	5.625%	428,000	407,645
02/15/2032	7.500%	302,000	307,885
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	584,000	563,172
HUB International Ltd.(a)
12/01/2029	5.625%	439,000	421,452
01/31/2032	7.375%	32,000	32,926
HUB International, Ltd.(a)
06/15/2030	7.250%	1,076,000	1,110,470
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	718,033
USI, Inc.(a)
01/15/2032	7.500%	334,000	345,136
Total			6,153,130
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	494,259
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,208,435
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	430,000	440,477
Total			5,143,171
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	754,100
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	454,000	402,253
IRB Holding Corp.(a)
06/15/2025	7.000%	724,000	723,919
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	199,030
04/01/2032	5.375%	507,000	491,230
Total			2,570,532
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	566,000	521,437
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	142,609
01/15/2030	6.375%	88,000	88,861
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	279,239
02/15/2031	9.000%	273,000	288,742
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Depot, Inc. (The)
06/25/2026	5.150%	5,103,000	5,155,378
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	28,842
10/01/2030	6.625%	789,000	796,173
L Brands, Inc.
06/15/2029	7.500%	63,000	64,980
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	206,067
08/01/2031	8.250%	227,000	237,800
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	292,871
Lowe’s Companies, Inc.
04/01/2062	4.450%	6,664,000	5,318,865
09/15/2062	5.800%	4,442,000	4,423,827
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	381,401
02/15/2029	7.750%	628,000	609,653
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	657,000	560,669
Total			19,397,414
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	60,000	60,820
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	428,000	413,814
01/15/2027	4.625%	210,000	204,636
Total			679,270
Technology 1.1%
Amentum Escrow Corp.(a),(c)
08/01/2032	7.250%	121,000	123,557
Block, Inc.
06/01/2026	2.750%	1,151,000	1,095,199
06/01/2031	3.500%	214,000	185,753
Block, Inc.(a)
05/15/2032	6.500%	304,000	309,313
Broadcom, Inc.(a)
11/15/2036	3.187%	9,347,000	7,626,762
Camelot Finance SA(a)
11/01/2026	4.500%	319,000	311,518
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	137,000	141,079
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	86,000	86,750
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	236,509
07/01/2029	4.875%	767,000	723,691
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,046,000	1,039,138
06/30/2032	8.250%	717,000	744,062
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	643,000	599,820
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	172,980
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,044,000	1,041,615
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	945,000	994,174
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	552,696
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	580,000	529,278
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	238,000	245,998
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	560,000	520,977
05/30/2029	9.500%	335,000	348,044
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	541,352
07/15/2028	5.000%	140,000	135,664
09/15/2029	4.875%	42,000	40,119
07/15/2030	5.250%	319,000	307,081
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	648,000	611,746
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	659,000	720,145
NCR Corp.(a)
10/01/2028	5.000%	516,000	493,578
04/15/2029	5.125%	547,000	522,530
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	738,000	722,259
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,009,810
01/15/2033	5.000%	3,969,000	3,942,314
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,062,000	1,034,955
PTC, Inc.(a)
02/15/2025	3.625%	149,000	147,166
Seagate HDD
12/15/2029	8.250%	290,000	312,806
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	250,073
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	425,000	415,000
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	288,125
UKG, Inc.(a)
02/01/2031	6.875%	858,000	881,286
Zebra Technologies Corp.(a)
06/01/2032	6.500%	325,000	333,811
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	868,025
Total			31,206,758
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	517,000	513,246
ERAC USA Finance LLC(a)
11/01/2025	3.800%	455,000	448,394
05/01/2028	4.600%	7,614,000	7,603,661
Total			8,565,301
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	174,389
Altice France SA(a)
07/15/2029	5.125%	675,000	473,532
10/15/2029	5.500%	681,000	479,015
T-Mobile US, Inc.
02/15/2031	2.875%	18,247,000	16,164,317
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	730,000	618,473
07/15/2031	4.750%	600,000	515,072
04/15/2032	7.750%	208,000	208,257
Total			18,633,055
Wirelines 0.1%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	627,492
03/15/2031	8.625%	576,000	603,449
Iliad Holding SAS(a)
10/15/2026	6.500%	514,000	515,264
10/15/2028	7.000%	715,000	716,074
Iliad Holding SASU(a)
04/15/2031	8.500%	250,000	259,841
Verizon Communications, Inc.
03/21/2031	2.550%	1,050,000	909,419
Total			3,631,539
Total Corporate Bonds & Notes (Cost $695,550,513)			654,898,854

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Foreign Government Obligations(k) 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	175,000	173,721
11/15/2028	8.500%	197,000	208,981
05/15/2029	4.250%	348,000	314,376
02/15/2030	9.000%	576,000	610,160
Total			1,307,238
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	3,055,640
04/22/2032	3.250%	2,860,000	2,241,897
05/15/2049	5.200%	4,442,000	3,175,642
Total			8,473,179
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	787,736
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	3,385,589
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,066,927
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	2,150,000	2,146,289
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,490,015
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	3,251,000	3,130,426
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,431,831
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,280,721
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,917,479
Total			7,198,200
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	851,240
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,314,346
South Africa 0.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,536,450
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,488,619
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,907,755
Total			7,396,374
Total Foreign Government Obligations (Cost $53,868,216)			45,515,840

Residential Mortgage-Backed Securities - Agency(l) 41.4%

Fannie Mae REMICS(b),(m)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.753%	27,243,557	2,675,317
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.538%	35,942,262	4,255,646
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	0.538%	42,161,367	5,117,416
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	0.538%	18,613,779	1,992,681
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	22,740	22,454
12/01/2046- 08/01/2052	3.500%	73,437,998	67,179,132
12/01/2051	2.500%	19,081,988	16,235,137
02/01/2052- 05/01/2052	3.000%	65,829,815	57,686,252
03/01/2052	2.000%	26,749,616	21,524,396
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2052- 10/01/2053	5.000%	43,066,588	42,983,300
02/01/2053- 05/01/2053	4.500%	60,342,865	58,350,974
09/01/2053- 12/01/2053	5.500%	42,853,827	43,190,412
12/01/2053	6.000%	23,588,153	24,189,648
Federal Home Loan Mortgage Corp.(n)
09/01/2049	3.000%	4,182,865	3,709,321
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.448%	170,170	13,636
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.598%	548,070	63,869
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.403%	511,457	40,853
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.588%	9,261,064	1,039,812
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.588%	4,655,526	584,976
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.598%	689,884	60,309
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.518%	340,275	32,466
Federal Home Loan Mortgage Corp.(m)
CMO Series 4176 Class BI
03/15/2043	3.500%	629,802	78,494
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(m)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.698%	17,963,176	2,488,897
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	0.588%	33,081,314	4,193,126
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.548%	27,566,403	3,113,961
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5034 Class GI
11/25/2050	2.500%	17,793,124	2,760,000
CMO Series 5078 Class TI
02/25/2051	2.500%	23,216,922	3,598,381
CMO Series 5187 Class IK
01/25/2052	3.000%	21,155,474	3,831,478
Federal National Mortgage Association(b)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	6.665%	2,144	2,130
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	7.430%	44,711	45,943
Federal National Mortgage Association(n)
08/01/2043- 02/01/2048	4.000%	8,255,985	7,958,533
04/01/2049- 11/01/2051	3.000%	31,473,309	27,911,161
Federal National Mortgage Association
01/01/2052- 04/01/2052	2.500%	46,672,859	39,522,009
01/01/2052- 04/01/2052	3.000%	35,719,921	31,507,076
04/01/2052- 07/01/2052	4.000%	58,576,964	55,372,143
05/01/2052- 09/01/2052	3.500%	101,672,701	92,864,090
09/01/2052- 09/01/2053	5.000%	34,311,072	34,168,328
10/01/2053	5.500%	21,069,967	21,235,448
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,324,140	3,951,864

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.438%	1,770,486	174,859
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.688%	1,049,659	138,170
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.538%	769,120	97,058
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.538%	3,465,144	433,142
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.538%	7,537,515	1,008,299
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.688%	3,770,568	571,726
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.638%	3,361,379	449,846
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.688%	3,034,798	344,709
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.688%	6,189,612	897,322
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.738%	4,083,196	507,611
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.738%	3,158,841	426,046
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.688%	5,660,804	665,553
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.588%	13,484,418	1,524,204
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.588%	23,861,207	2,709,142
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.588%	8,607,565	1,145,539
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.588%	7,452,259	876,396
Federal National Mortgage Association REMICS(b),(m)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	0.688%	15,550,686	2,099,313
Freddie Mac REMICS(m)
CMO Series 5152 Class XI
11/25/2050	2.500%	37,629,108	4,459,971
CMO Series 5287 Class NI
05/25/2051	3.500%	19,813,220	3,631,464
Freddie Mac REMICS(b),(m)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.603%	20,909,388	1,339,146
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	0.598%	23,554,426	2,686,050
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.625%	863	858
Government National Mortgage Association(n)
04/20/2048	4.500%	3,122,522	3,066,306
Government National Mortgage Association(m)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,025,523	328,441
CMO Series 2020-175 Class KI
11/20/2050	2.500%	22,016,950	2,985,822
CMO Series 2020-189 Class HI
12/20/2050	3.000%	27,404,029	4,341,722
CMO Series 2020-191 Class UG
12/20/2050	3.500%	14,405,699	2,485,751
CMO Series 2021-119 Class QI
07/20/2051	3.000%	19,826,142	3,121,676
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	33,406,620	5,723,723
CMO Series 2021-16 Class KI
01/20/2051	2.500%	19,745,697	2,679,720
CMO Series 2021-89 Class IO
05/20/2051	3.000%	21,226,600	3,364,580
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	12,769,345	1,591,680
Government National Mortgage Association(b),(m)
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	0.640%	20,779,378	2,686,672
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.740%	8,852,253	1,496,072
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.740%	4,071,910	435,169
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.740%	15,512,576	2,088,615
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.740%	5,088,631	637,628
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.740%	19,740,671	2,355,599
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.740%	2,105,366	242,979
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.690%	3,051,240	382,115
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.740%	2,872,113	338,299
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.740%	3,600,941	413,203
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.790%	4,658,396	435,431
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.740%	3,763,553	416,678
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.690%	2,617,254	283,702
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	0.740%	21,745,184	2,817,360

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.740%	7,229,149	921,398
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.690%	6,160,741	695,919
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.740%	3,710,025	403,266
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.740%	4,933,264	468,915
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.740%	3,665,893	399,450
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.540%	5,772,423	630,697
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.690%	4,243,636	466,848
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.690%	4,550,010	516,085
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.590%	4,465,652	510,422
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.640%	18,773,764	2,224,336
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.690%	4,060,639	467,913
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.690%	6,521,895	847,402
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.590%	3,149,743	373,873
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.590%	24,153,822	2,692,629
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.690%	5,491,688	620,487
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	0.740%	23,871,307	3,352,902
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.956%	21,757,030	3,127,819
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	0.640%	38,016,697	4,408,070
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.156%	28,339,570	3,378,587
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.740%	20,192,323	2,692,992
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.656%	30,622,091	1,340,969
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.156%	50,792,116	3,700,500
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	0.590%	36,286,935	4,331,644
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.590%	36,863,110	4,245,366
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.640%	31,684,435	3,624,579
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.506%	34,395,257	2,718,185
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	0.656%	27,802,372	2,491,590
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	1.806%	43,604,203	5,685,561
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.106%	26,702,235	1,801,469
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.106%	56,824,963	4,353,372
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(c)
08/20/2054	4.000%	36,000,000	33,999,449
08/20/2054	4.500%	50,000,000	48,440,264
08/20/2054	5.000%	75,000,000	74,161,248
Uniform Mortgage-Backed Security TBA(c)
08/15/2039	3.000%	32,000,000	30,090,823
08/13/2054	4.000%	62,000,000	58,099,295
08/13/2054	5.000%	15,000,000	14,770,693
08/13/2054	5.500%	53,000,000	53,081,158
08/13/2054	6.000%	31,000,000	31,439,597
Total Residential Mortgage-Backed Securities - Agency (Cost $1,184,229,883)			1,164,032,208

Residential Mortgage-Backed Securities - Non-Agency 16.5%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	4,296,016	4,219,196
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	1,657,443	1,637,277
BVRT Financing Trust(a),(b),(i)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	10,815,509	10,815,509
CAFL Issuer LLC(a),(d)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	4,250,608	4,152,366
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,482,957
CMO Series 2022-3 Class A1
05/25/2067	5.000%	10,884,779	10,743,465
CMO Series 2022-5 Class A1
01/25/2058	6.000%	5,806,704	5,743,837
CMO Series 2023-3 Class A1
07/25/2058	7.100%	11,676,411	11,779,799
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,984,182	1,944,598
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	6,670,534	5,420,422
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,707,010
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,425,405

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.612%	1,644,946	1,654,975
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,404,147	1,228,877
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.682%	11,866,390	12,087,250
CMO Series 2022-RPL3 Class A1
03/25/2061	3.846%	10,651,428	11,273,489
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	7,009,099
CMO Series 2021-4 Class A1
11/25/2066	1.931%	5,697,773	4,940,366
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,911,439	5,081,025
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,271,509
FIGRE Trust(a),(d)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,077,936	3,150,266
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	9,914,555
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	3,828,586	3,741,042
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.997%	2,375,540	2,392,202
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.197%	7,900,000	8,013,871
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.597%	5,132,000	5,569,609
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	5,368,844	5,063,686
GCAT Trust(a),(d)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,235,603
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,579,319
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,632,406
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.247%	15,493,453	15,588,656
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,226,956	2,772,876
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	4,898,406	4,902,141
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	3,825,972	3,811,535
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	5,882,239	5,791,295
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,529,209
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	11,806,992
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,100,940	4,119,646
New Residential Mortgage Loan Trust(a),(d)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.864%	10,000,000	6,320,328
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,832,702	1,777,743
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.397%	710,907	711,599
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.212%	2,000,721	2,001,989
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	7,630,967	7,460,817
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	8,169,106	8,040,615
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A1
08/25/2026	1.867%	4,709,804	4,613,139
CMO Series 2021-8 Class A1
09/25/2026	1.743%	3,916,797	3,817,482
PRET LLC(a),(d)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	9,278,608	9,347,997
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	5,500,000	5,499,450
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	12,285,460	12,401,149
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	12,398,679	12,375,538
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	6,175,013	6,187,670
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	3,539,073	3,458,045
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,436,753	3,098,163
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	8,385,029	8,407,870
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	53,457	52,401
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	2,160,802	2,106,490
Saluda Grade Alternative Mortgage Trust(a),(d),(g),(i)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	5,605,474	9,540,516
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,624,084
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	5,427,653	5,387,594
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,767,015
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,903,934	1,607,282
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,586,242
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-2 Class A1
02/25/2067	3.145%	2,571,074	2,432,438
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,251,499	7,207,130
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	4,019,602	3,951,049
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	7,155,970	7,142,519
VCAT LLC(a),(d)
CMO Series 2021-NPL4 Class A2
08/25/2051	3.844%	7,000,000	6,743,985
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	7,578,523	7,592,090
CMO Series 2021-NPL5 Class A2
08/25/2051	3.844%	7,500,000	7,489,165
Vericrest Opportunity Loan Transferee CVI LLC(a),(d)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	15,244,314	15,190,489
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	2,886,428	2,838,384
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	3,305,112	3,301,163
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	11,746,241
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,727,317
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,775,639	1,487,478
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,362,009	2,824,831
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,840,431
CMO Series 2021-7 Class A3
10/25/2066	2.240%	5,991,477	5,141,840
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,233,794	1,160,250
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	9,798,264
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	611,770	585,671

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	5,386,340	4,875,760
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,707,976	1,541,615
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $485,914,774)			464,042,668

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(o)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.843%	300,000	300,750
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(o)
Term Loan
6-month Term SOFR + 2.500% 06/04/2029	7.775%	300,000	298,275
Air Canada(b),(o)
Term Loan
3-month Term SOFR + 2.500% 03/21/2031	7.847%	199,500	199,833
United Airlines, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.033%	91,678	91,924
Total			590,032
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	8.326%	300,000	301,218
First Brands Group LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	298,597	296,638
Total			597,856
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.961%	298,457	299,529
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Group, Inc.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	9.344%	298,498	293,274
Citadel Securities LP(b),(o)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.594%	199,020	199,593
HighTower Holding LLC (b),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.541%	298,466	298,540
Russell Investments US Institutional Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.252%	208,130	183,155
VFH Parent LLC(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	8.094%	96,857	96,766
Total			1,370,857
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(o)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.829%	44,828	43,371
Foundation Building Materials, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.764%	298,461	294,358
Hunter Douglas Holding BV(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.836%	298,477	294,994
LBM Acquisition LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	9.182%	299,230	295,178
Quikrete Holdings, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.844%	298,471	299,309
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	7.345%	297,582	298,078
White Cap Supply Holdings LLC(b),(o)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	8.594%	298,473	295,862
Total			1,821,150
Cable and Satellite 0.0%
UPC Financing Partnership(b),(o)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.443%	150,000	149,284
Virgin Media Bristol LLC(b),(o)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.943%	300,000	288,351
Total			437,635
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(o)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	7.335%	286,671	287,603
Ineos Quattro Holdings UK Ltd.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.694%	299,250	298,876
Ineos US Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% 02/07/2031	9.094%	300,000	300,450
Olympus Water US Holding Corp.(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 06/20/2031	9.097%	276,792	277,484
Windsor Holdings III LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.345%	298,500	300,419
WR Grace Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.594%	511,875	513,923
Total			1,978,755
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
APX Group, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.302%	298,466	298,839
Arches Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.694%	296,907	283,733
Cast & Crew LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.094%	147,349	147,550
Conservice Midco LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.844%	298,500	299,154
Corporation Service Co.(b),(i),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/02/2029	7.844%	309,910	311,072
Ensemble RCM LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.252%	70,313	70,568
Fleet Midco I Ltd.(b),(o)
Tranche B Term Loan
6-month Term SOFR + 3.250% 02/21/2031	8.338%	99,750	99,750
OMNIA Partners LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	8.529%	150,000	150,282
PG Polaris Bidco SARL(b),(o)
Term Loan
3-month Term SOFR + 3.500% 03/26/2031	8.835%	283,237	284,888
Prime Security Services Borrower LLC(b),(o),(p)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	7.582%	149,250	149,608
Uber Technologies, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.089%	298,103	299,469
Total			2,394,913

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Amer Sports Co.(b),(o)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.577%	263,385	262,837
Bombardier Recreational Products, Inc.(b),(o),(p)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.094%	297,750	297,875
Recess Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.752%	299,250	300,971
Total			861,683
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.844%	298,413	299,407
CD&R Hydra Buyer, Inc.(b),(o),(p)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	9.444%	336,148	337,267
EMRLD Borrower LP(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/31/2030	7.844%	285,426	285,392
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(o)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	254,386	254,783
Madison IAQ LLC(b),(o)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	298,461	298,805
TK Elevator Midco GmbH(b),(o)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.588%	298,502	299,946
WEC US Holdings Ltd.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.094%	285,210	285,752
Total			2,061,352
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
Calpine Corp.(b),(o)
Term Loan
1-month Term SOFR + 2.000% 01/31/2031	7.344%	299,250	299,041
Carroll County Energy LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 06/30/2031	9.335%	138,899	139,419
EFS Cogen Holdings I LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.096%	188,571	189,122
Hamilton Projects Acquiror LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	9.094%	125,409	126,467
Vistra Zero Operating Co. LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	8.097%	157,937	158,767
Total			912,816
Environmental 0.0%
Covanta Holdings Corp. (b),(o)
Tranche B Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.839%	277,330	277,598
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	21,252	21,272
Northstar Group Services, Inc.(b),(o)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/08/2030	10.014%	103,540	103,799
Rockwood Service Corp.(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/30/2031	8.000%	45,075	45,301
Total			447,970
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(o)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.344%	300,000	300,450
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primary Products Finance LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.971%	298,500	298,981
Triton Water Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.846%	298,462	299,178
Total			898,609
Gaming 0.1%
Caesars Entertainment, Inc.(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2031	8.097%	220,500	220,696
ECL Entertainment LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	9.344%	144,944	145,306
Entain PLC(b),(o)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	299,243	299,555
Fertitta Entertainment LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.079%	298,473	299,091
Flutter Entertainment PLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/29/2030	7.585%	298,500	298,626
HRNI Holdings LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.735%	290,625	289,413
Ontario Gaming GTA LP(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.585%	251,165	251,911
Penn Entertainment, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.194%	298,477	299,429
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP (b),(o),(p)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	8.318%	300,000	299,400
Total			2,403,427
Health Care 0.1%
Agiliti Health, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.332%	83,124	82,449
Medline Borrower LP(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/23/2028	7.844%	453,146	454,478
Parexel International, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	8.344%	298,473	299,458
Select Medical Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.344%	53,475	53,408
Star Parent, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	9.085%	299,250	299,555
Surgery Center Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	8.095%	299,250	299,863
Upstream Newco, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.764%	298,461	274,797
Total			1,764,008
Leisure 0.1%
Alterra Mountain Co.(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.594%	349,105	350,198
Bulldog Purchaser, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/30/2031	9.585%	52,417	52,636

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp. (b),(o)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	8.094%	268,407	270,084
Cinemark USA, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	8.591%	298,496	300,144
Formula One Management Ltd.(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.585%	300,000	300,999
Motion Acquisition Ltd.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.835%	230,882	231,556
UFC Holdings LLC(b),(o)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.291%	298,296	298,916
Total			1,804,533
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.844%	298,465	298,606
Playa Resorts Holding BV(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	8.100%	298,485	298,410
Total			597,016
Media and Entertainment 0.1%
AppLovin Corp.(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.844%	299,250	300,124
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.538%	199,500	200,280
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 11/27/2028	8.594%	299,250	300,540
Dotdash Meredith, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.443%	298,465	297,967
E.W. Scripps Co. (The)(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.458%	297,822	264,400
Playtika Holding Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.208%	298,458	298,801
StubHub Holdco Sub LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	10.094%	192,865	192,624
Univision Communications, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.708%	148,856	144,530
Total			1,999,266
Midstream 0.1%
CQP Holdco LP(b),(o)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	7.585%	299,250	299,726
GIP Pilot Acquisition Partners LP(b),(o)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.818%	298,496	299,615
NGP XI Midstream Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	9.285%	90,000	89,663
Oryx Midstream Services Permian Basin LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.441%	298,500	299,407
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whitewater DBR Holdco LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	8.085%	245,454	246,068
Total			1,234,479
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 5.250% 06/04/2029	10.593%	88,461	88,019
Other Financial Institutions 0.0%
19th Holdings Golf LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.682%	298,477	293,069
Freeport LNG Investments LLLP(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.044%	347,308	345,484
IGT Holding IV AB/IFS(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	298,458	298,332
Total			936,885
Other Industry 0.0%
Artera Services LLC(b),(o)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.835%	71,008	71,119
Brand Industrial Services, Inc.(b),(o)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.748%	16,625	16,623
KBR, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/17/2031	7.594%	374,063	374,250
Total			461,992
Other REIT 0.0%
OEG Borrower LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	8.835%	55,556	55,452
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Anchor Packaging LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	9.094%	170,169	170,320
Charter Next Generation, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.597%	348,196	349,648
Clydesdale Acquisition Holdings, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.119%	348,814	348,901
Pactiv Evergreen, Inc.(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.844%	299,250	299,687
Total			1,168,556
Paper 0.0%
Veritiv Corp.(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 5.000% 11/30/2030	10.344%	200,000	200,126
Property & Casualty 0.1%
Acrisure LLC (b),(o)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/06/2030	10.750%	146,318	146,096
AssuredPartners, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.844%	299,250	300,187
Asurion LLC(b),(o)
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.708%	298,457	295,416
Broadstreet Partners, Inc.(b),(o),(p)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.594%	499,250	499,929
Hub International Ltd.(b),(o)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	8.230%	299,250	299,549

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(o)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.002%	298,489	298,862
Truist Insurance Holdings LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	8.585%	202,778	203,127
Total			2,043,166
Restaurants 0.0%
IRB Holding Corp.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.194%	299,250	299,343
Whatabrands LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.094%	397,982	398,209
Total			697,552
Retailers 0.0%
Great Outdoors Group LLC(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.208%	348,210	347,527
Harbor Freight Tools USA, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	7.844%	159,669	157,510
PetSmart LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	297,698	295,031
Total			800,068
Technology 0.3%
Adeia, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	8.345%	273,985	274,842
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	741,395	741,743
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	338,000	326,170
athenahealth Group, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.594%	298,477	297,731
Barracuda Parent LLC(b),(o)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	298,485	288,038
BMC Software, Inc.(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	116,667	116,132
Boost Newco Borrower LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.335%	300,000	300,141
Camelot US Acquisition LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.094%	299,250	299,400
Central Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	350,000	346,262
Cloud Software Group, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	9.335%	398,869	398,506
Cloudera, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.194%	297,710	288,406
Cotiviti, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	8.593%	299,250	300,187
Darktrace PLC(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/02/2031		116,667	115,063
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.344%	134,667	115,925
Dun & Bradstreet Corp. (The)(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.097%	299,250	299,813
Ellucian Holdings, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.944%	298,042	300,128
Flash Charm, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.748%	299,229	297,101
Fortress Intermediate 3, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	9.097%	150,000	150,000
Genesys Cloud Services Holdings I LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.208%	61,057	61,426
Greeneden US Holdings I LLC(b),(o)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.844%	22,958	23,075
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(o)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.085%	183,692	183,593
Idemia Group SAS(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	9.585%	299,250	299,998
Ingram Micro, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.596%	268,085	269,648
Lummus Technology Holdings V LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.958%	152,527	153,099
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.593%	299,239	298,583
Mitchell International, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	8.594%	151,565	149,810
Nielsen Consumer, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	10.094%	150,000	149,126
Open Text Corp.(b),(o)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	7.594%	191,807	192,757
Peraton Corp.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.194%	397,899	397,732
Project Boost Purchaser LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.786%	29,655	29,709
Proofpoint, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	8.344%	298,487	299,301
Sovos Compliance LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.958%	298,470	297,799
UKG, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	315,035	315,943
Ultra Clean Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 02/25/2028	8.844%	121,906	122,567
Virtusa Corp.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.594%	156,495	156,925
Total			8,656,679

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
Brown Group Holding LLC(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/01/2031	8.107%	299,250	298,984
Wireless 0.0%
Crown Subsea Communications Holdings, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	9.252%	300,000	301,575
Total Senior Loans (Cost $40,285,758)			40,186,161

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	3,500,000	3,173,789
07/31/2028	1.000%	3,500,000	3,117,461
Total U.S. Treasury Obligations (Cost $6,191,501)			6,291,250

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $9,441,500)	9,901,047

Put Option Contracts Purchased 0.0%

(Cost $3,635,136)	625,422

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(q),(r)	179,954,174	179,918,183
Total Money Market Funds (Cost $179,884,522)		179,918,183
Total Investments in Securities (Cost: $3,261,733,602)		3,155,440,045
Other Assets & Liabilities, Net		(345,611,389)
Net Assets		2,809,828,656
At July 31, 2024, securities and/or cash totaling $38,291,635 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
110,155 USD	101,100 EUR	Morgan Stanley	08/19/2024	—	(647)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,385	09/2024	USD	490,297,813	11,250,118	—
U.S. Treasury 2-Year Note	1,730	09/2024	USD	355,285,235	2,916,261	—
U.S. Treasury 5-Year Note	1,802	09/2024	USD	194,418,906	3,630,066	—
U.S. Treasury Ultra Bond	664	09/2024	USD	84,971,250	1,711,501	—
Total					19,507,946	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,172)	09/2024	EUR	(156,731,560)	—	(4,910,900)
U.S. Long Bond	(474)	09/2024	USD	(57,250,313)	—	(1,811,871)
Total					—	(6,722,771)

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.80	04/10/2025	1,842,000	2,161,008
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	4.00	11/06/2024	1,500,000	1,754,875
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	11/29/2024	2,853,000	2,101,509
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	90,000,000	90,000,000	3.80	09/20/2024	1,156,500	914,715
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	4.00	05/07/2025	2,090,000	2,968,940
Total							9,441,500	9,901,047

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	25,000,000	25,000,000	4.50	04/25/2025	613,750	167,322
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	321,640
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	192,000,000	192,000,000	4.50	10/07/2024	995,136	75,840
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	175,000,000	175,000,000	4.50	10/02/2024	848,750	60,620
Total							3,635,136	625,422

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	607,120	(2,917)	676,768	—	—	(72,565)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	849,967	(4,083)	1,704,769	—	—	(858,885)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,159,688	(3,383)	1,536,881	—	—	(380,576)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	206,421	(992)	248,304	—	—	(42,875)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,445,916	(4,667)	311,702	—	1,129,547	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	206,421	(992)	54,897	—	150,532	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	180,740	(584)	55,736	—	124,420	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	910,453	(3,372)	1,312,406	—	—	(405,325)
Total							5,566,726	(20,990)	5,901,463	—	1,404,499	(1,760,226)

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	103,563,494	(864,605)	—	—	—	(864,605)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.994	USD	7,000,000	(1,265,177)	4,083	—	(801,942)	—	(459,152)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.994	USD	5,000,000	(903,698)	2,917	—	(1,033,894)	133,113	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.994	USD	5,000,000	(903,698)	2,917	—	(800,889)	—	(99,892)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	48.051	USD	6,720,000	(686,903)	3,920	—	(1,319,504)	636,521	—
Total								(3,759,476)	13,837	—	(3,956,229)	769,634	(559,044)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $1,249,601,791, which represents 44.47% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2024.

(e)	Non-income producing investment.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the total value of these securities amounted to $9,581,584, which represents 0.34% of total net assets.

(h)	Represents a security in default.
(i)	Valuation based on significant unobservable inputs.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at July 31, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
08/13/2054 3.000%	(65,000,000)	08/13/2024	(55,630,859)	(56,715,000)

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)
The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Represents a security purchased on a forward commitment basis.
(q)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(r)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	193,670,471	332,398,115	(346,174,583)	24,180	179,918,183	(1,305)	2,284,793	179,954,174
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Total Return Bond Fund  | 2024

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1QT166_04_P01_(09/24)